Income Taxes - Reconciliation of Income Tax (Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Computed tax at federal statutory rate (35%)	$ (149.4)	$ 7.8	$ 28.1
Non-deductible goodwill impairment loss	70.9	0	0
Non-deductible compensation	0.8	0.7	0
Non-deductible Spin-Off transaction costs	2.8	0.2	1.8
Domestic production activities deduction	0	(2.9)	(0.9)
State income taxes, net of effect on federal tax	(6.6)	1.0	2.0
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	(2.9)	0	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	2.3	0	0
Other, net (none in excess of 5% of computed tax)	(1.6)	0.3	(0.5)
Income tax (benefit) provision	$ (83.7)	$ 7.1	$ 30.5
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
None in excess of 5% of computed tax	5.00%	5.00%	5.00%